Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable, Current [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	As of December 31,
	2016	2015
	(in thousands)
Accrued expenses	$71	$113
Employees and related institutions	236	137
Accrued vacation *)	56	32
	$363	$282

*)	Including inter alia due to a related party in the amount of $44 thousands and $22 thousand, as of December 31, 2016 and 2015, respectively.